Qualitative and Quantitative Information of Financial Risks - Schedule of Due Date of Financial and Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	€ 831,828	€ 754,630
Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	475,798	426,914
Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	338,640	307,470
Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	17,390	20,246
Bank Overdrafts And Short-term Loan Facilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	30,001	50,030
Bank Overdrafts And Short-term Loan Facilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	30,001	50,030
Borrowings From Banks
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	375,580	312,472
Borrowings From Banks | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	87,488	56,893
Borrowings From Banks | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	276,286	245,579
Borrowings From Banks | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	11,806	10,000
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	50,000	50,000
Notes | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	50,000	50,000
Lease Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	15,287	19,144
Lease Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	4,997	5,864
Lease Liabilities | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	9,907	11,731
Lease Liabilities | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	383	1,549
Other Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	1,169	1,573
Other Financial Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	1,169	1,573
Trade Payables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	263,308	231,020
Trade Payables | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	263,308	231,020
Tax Payables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	22,426	25,431
Tax Payables | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	22,426	25,431
Other Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	67,273	57,797
Other Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	65,444	55,983
Other Liabilities | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	1,829	1,814
Employee Benefits
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	6,784	7,163
Employee Benefits | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	965	120
Employee Benefits | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	2,447	160
Employee Benefits | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	€ 3,372	€ 6,883